Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models

SOP 2020
Fair value per ADS(1)	USD 6.48
Exercise price per ADS	USD 3.67
Risk-free interest rate(2)	0.26%
Expected dividend yield(3)	0%
Expected life (years)(4)	4 years
Expected volatility(5)	50%
Weighted average of Fair value of Options	EUR 1.26